UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

Conquer Risk Defensive Bull Fund

TICKER: CRDBX

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the Conquer Risk Defensive Bull Fund ("Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crdbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Defensive Bull Fund	$120	1.14%
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Defensive Bull Fund returned 9.75%. The S&P 500® Index returned 24.56% in the same period. The S&P Target Risk Aggressive Index returned 15.45% in the same period. Concentrated exposure to the S&P 500® led to positive absolute performance by the Fund. Underperformance relative to benchmarks can be attributed to the fact that our systematic model did not call for being invested in the market 100% of the time during the fiscal year. Two of the main reasons for not being fully invested for the entirety of the year are choppiness in the bond market and deterioration in market breadth. The former likely stems from investors grappling with the number of interest rate cuts that the Federal Reserve may deliver. The latter is a function of the U.S. equity market becoming more concentrated in the largest companies in the index. Both dynamics are not viewed bullishly by our composite model.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Defensive Bull Fund	9.75%	19.18%
S&P 500® Index	24.56%	17.01%
S&P Target Risk Aggressive Index	15.45%	10.38%
(A)	The Conquer Risk Defensive Bull Fund commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$1,188,764,135
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	2,446%
Total Advisory Fees Paid ($)	$8,600,353
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	67.31%
Direxion Daily S&P 500 Bull 3X Shares	31.80%
Goldman Sachs FS Government Fund Institutional	0.81%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crdbx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crdbx/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

2

Conquer Risk Managed Volatility Fund

TICKER: CRMVX

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the Conquer Risk Managed Volatility Fund ("Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crmvx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Managed Volatility Fund	$151	1.49%
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Managed Volatility Fund returned 3.21%. The Bloomberg Global-Aggregate Total Return Index returned 0.93%. The S&P Target Risk Conservative Index returned 7.96% in the same period. Performance benefited from exposure to High Yield Bond Funds, High Yield Municipal Bond Funds, and Emerging Market Bond Funds. The Fund employs a trend-following strategy on the assets listed above. These assets within the fixed income space are benefiting as investors reposition while handicapping the number of rate cuts, if any, the Federal Reserve is likely to deliver.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Managed Volatility Fund	3.21%	2.00%
Bloomberg Global-Aggregate Total Return Index	0.93%	-3.52%
S&P Target Risk Conservative Index	7.96%	2.83%
(A)	The Conquer Risk Managed Volatility commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$122,412,380
Number of Portfolio Holdings	5
Portfolio Turnover Rate (%)	686%
Total Advisory Fees Paid ($)	$1,349,873
What did the Fund invest in?
Top Holdings (% of net assets)

SPDR® Portfolio High Yield Bond ETF	49.76%
VanEck® High Yield Muni ETF	30.63%
iShares Core S&P 500 ETF	10.27%
VanEck® Emerging Markets High Yield Bond ETF	8.45%
Goldman Sachs FS Government Fund Institutional	0.89%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

1

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crmvx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crmvx/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

2

Conquer Risk Tactical Opportunities Fund

TICKER: CRTOX

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the Conquer Risk Tactical Opportunities Fund ("Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crtox/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Tactical Opportunities Fund	$151	1.50%
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Tactical Opportunities Fund returned 1.35%. The S&P 500® Index returned 24.56% in the same period. The S&P Target Risk Growth Index returned 12.44% in the period. The Tactical Opportunities Fund seeks granular exposure to specific themes and trends that are playing out in asset markets. The Fund was aggressively invested during the third quarter of the calendar year 2023 while the S&P 500® and NASDAQ 100 corrected, leading to underperformance relative to benchmarks which was difficult to overcome. Additionally, as the market rebounded, our tactical model was not invested 100% of the time. Two of the main reasons for not being fully invested for the entirety of the year are choppiness in the bond market and deterioration in market breadth. The former likely stems from investors grappling with the number of interest rate cuts that the Federal Reserve may deliver. The latter is a function of the U.S. equity market becoming more concentrated in the largest companies in the index. Both dynamics are not viewed bullishly by our composite model.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Tactical Opportunities Fund	1.35%	5.37%
S&P 500® Index	24.56%	17.01%
S&P Target Risk Growth Index	12.44%	7.36%
(A)	The Conquer Risk Tactical Opportunities Fund commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$115,029,250
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	2,569%
Total Advisory Fees Paid ($)	$1,286,386
What did the Fund invest in?
Top Holdings (% of net assets)

Invesco QQQ TrustSM, Series 1	36.63%
ProShares UltraPro QQQ®	12.77%
The Communication Services Select Sector SPDR Fund	7.09%
VanEck® Semiconductor ETF	7.07%
SPDR® S&P Metals & Mining ETF	7.00%
iShares U.S. Broker-Dealers & Securities Exchange ETF	6.95%
SPDR® S&P Retail ETF	6.86%
The Global X Silver Miners ETF	6.83%
iShares U.S. Home Construction ETF	6.78%
Goldman Sachs FS Government Fund Institutional	1.84%

1

Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crtox/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crtox/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

2

Conquer Risk Tactical Rotation Fund

TICKER: CRTBX

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the Conquer Risk Tactical Rotation Fund ("Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://potomacfund.com/funds/crtbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Conquer Risk Tactical Rotation Fund	$150	1.47%
Management's Discussion of Fund Performance

For the year ended June 30, 2024, the Conquer Risk Tactical Rotation Fund returned 4.12%. The S&P 500® Index returned 24.56% in the same period. The S&P Target Risk Moderate Index returned 9.45%. The Tactical Rotation Fund seeks to identify broad-based trends and themes across asset markets while attempting to position in a manner that tends to be more conservative than the S&P 500®. Underperformance relative to benchmarks can be attributed to the fact that when the Fund is invested, it tends to position more conservatively. In a year when the S&P 500® is being led higher by growth stocks within the Information Technology, Communication Services, and Consumer Discretionary sectors, the Fund is likely to lag. Additionally, our tactical model was not invested 100% of the time. Two of the main reasons for not being fully invested for the entirety of the year are choppiness in the bond market and deterioration in market breadth. The former likely stems from investors grappling with the number of interest rate cuts that the Federal Reserve may deliver. The latter is a function of the U.S. equity market becoming more concentrated in the largest companies in the index. Both dynamics are not viewed bullishly by our composite model.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Since Inception(A) (07/01/2020)
Conquer Risk Tactical Rotation Fund	4.12%	7.68%
S&P 500® Index	24.56%	17.01%
S&P Target Risk Moderate Index	9.45%	4.34%
(A)	The Conquer Risk Tactical Rotation Fund commenced operations on July 1, 2020.
Fund Statistics
Net Assets ($)	$149,532,687
Number of Portfolio Holdings	8
Portfolio Turnover Rate (%)	1,644%
Total Advisory Fees Paid ($)	$1,459,321
What did the Fund invest in?
Top Holdings (% of net assets)

SPDR® Portfolio S&P 400 Mid Cap ETF	36.50%
Direxion Daily Mid Cap Bull 3X Shares	12.09%
WisdomTree Japan Hedged Equity Fund	10.25%
Vanguard Total Stock Market Index Fund ETF	9.92%
WisdomTree U.S. Quality Dividend Growth Fund	9.86%
iShares U.S. Pharmaceuticals ETF	9.77%
Consumer Staples Select Sector SPDR® Fund ETF	9.76%
Goldman Sachs FS Government Fund Institutional	2.03%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

1

Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://potomacfund.com/funds/crtbx/.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2024 at https://potomacfund.com/funds/crtbx/ or upon request at 1-888-774-6679. Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million.  Prior to October 3, 2023, under the Services Agreement the Advisor received an additional fee of 0.50% of a Fund's average daily net assets up to $25 million, 0.20% of a Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million.

2

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that John W. Czechowicz is an audit committee financial expert. Mr. Czechowicz is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 6/30/2024	FYE 6/30/2023
Audit Fees	$51,500	$51,500
Audit-Related Fees	$0	$0
Tax Fees	$14,000	$14,000
All Other Fees	$1,000	$1,000

Nature of Audit-Related Fees: Review of Annual Report.
Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Review of Semi-Annual Financials.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted preapproval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees		FYE 6/30/2024	FYE 6/30/2023
Registrant		$15,000	$15,000
Registrant’s Investment Adviser		$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments

Conquer Risk Defensive Bull Fund
		Schedule of Investments
	June 30, 2024
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
2,588,073	Direxion Daily S&P 500 Bull 3X Shares * #	$ 378,039,823
1,462,204	iShares Core S&P 500 ETF **	800,161,895
Total for Exchange Traded Funds (Cost - $1,183,621,917)		1,178,201,718	99.11%

MONEY MARKET FUNDS
9,666,331	Goldman Sachs FS Government Fund Institutional - 5.22% +	9,666,331	0.81%
Total for Money Market Funds (Cost $9,666,331)

	Total Investments (Cost - $1,193,288,248)	1,187,868,049	99.92%

	Other Assets in Excess of Liabilities	896,086	0.08%

	Net Assets	1,188,764,135	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
http://www.direxion.com/regulatory-documents.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/library.
+ The rate shown represents the 7-day yield at June 30, 2024.
# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 10.
The accompanying notes are an integral part of these financial statements.

Conquer Risk Managed Volatility Fund
		Schedule of Investments
	June 30, 2024
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
22,961	iShares Core S&P 500 ETF	$ 12,564,948
		12,564,948

High Yield Bond
2,622,369	SPDR® Portfolio High Yield Bond ETF *	60,917,632
540,684	VanEck® Emerging Markets High Yield Bond ETF	10,348,692
725,834	VanEck® High Yield Muni ETF **	37,489,326
		108,755,650
Total for Exchange Traded Funds (Cost - $121,546,416)		121,320,598	99.11%

MONEY MARKET FUNDS
1,094,892	Goldman Sachs FS Government Fund Institutional - 5.22% +	1,094,892	0.89%
Total for Money Market Funds (Cost $1,094,892)

	Total Investments (Cost - $122,641,308)	122,415,490	100.00%

	Liabilities in Excess of Other Assets	(3,110)	0.00%

	Net Assets	$ 122,412,380	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ssga.com/us/en/intermediary/etfs/resources/doc-viewer#sphy&prospectus.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.vaneck.com/us/en/investments/short-high-yield-muni-etf-shyd/overview/
+ The rate shown represents the 7-day yield at June 30, 2024.
The accompanying notes are an integral part of these financial statements.

Conquer Risk Tactical Opportunities Fund
		Schedule of Investments
	June 30, 2024
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
87,946	Invesco QQQ TrustSM, Series 1 *	$ 42,135,808
68,372	iShares U.S. Broker-Dealers & Securities Exchange ETF	7,994,738
77,166	iShares U.S. Home Construction ETF	7,798,396
199,103	ProShares UltraPro QQQ®	14,697,783
135,755	SPDR® S&P Metals & Mining ETF	8,054,344
105,204	SPDR® S&P Retail ETF	7,888,196
95,155	The Communication Services Select Sector SPDR Fund	8,150,977
251,805	The Global X Silver Miners ETF	7,853,798
31,198	VanEck® Semiconductor ETF	8,133,319
Total for Exchange Traded Funds (Cost - $112,907,881)		112,707,359	97.98%

MONEY MARKET FUNDS
2,111,440	Goldman Sachs FS Government Fund Institutional - 5.22% +	2,111,440	1.84%
Total for Money Market Funds (Cost $2,111,440)

	Total Investments (Cost - $115,019,321)	114,818,799	99.82%

	Other Assets in Excess of Liabilities	210,451	0.18%

	Net Assets	$ 115,029,250	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.invesco.com/qqq-etf/en/about.html.
+ The rate shown represents the 7-day yield at June 30, 2024.
The accompanying notes are an integral part of these financial statements.

Conquer Risk Tactical Rotation Fund
		Schedule of Investments
	June 30, 2024
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
190,582	Consumer Staples Select Sector SPDR® Fund ETF	$ 14,594,770
377,502	Direxion Daily Mid Cap Bull 3X Shares #	18,086,121
220,301	iShares U.S. Pharmaceuticals ETF	14,610,362
1,063,918	SPDR® Portfolio S&P 400 Mid Cap ETF *	54,578,993
55,433	Vanguard Total Stock Market Index Fund ETF	14,828,882
135,886	WisdomTree Japan Hedged Equity Fund	15,330,659
188,885	WisdomTree U.S. Quality Dividend Growth Fund	14,742,474
Total for Exchange Traded Funds (Cost - $146,408,698)		146,772,261	98.15%

MONEY MARKET FUNDS
3,028,159	Goldman Sachs FS Government Fund Institutional - 5.22% +	3,028,159	2.03%
Total for Money Market Funds (Cost $3,028,159)

	Total Investments (Cost - $149,436,857)	149,800,420	100.18%

	Liabilities in Excess of Other Assets	(267,733)	-0.18%

	Net Assets	$ 149,532,687	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ssga.com/us/en/intermediary/etfs/funds/spdr-portfolio-sp-400-mid-cap-etf-spmd
+ The rate shown represents the 7-day yield at June 30, 2024.
# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 10.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Conquer Risk Funds

Statements of Assets and Liabilities	Defensive	Managed
June 30, 2024	Bull Fund	Volatility Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$ 809,828,226	$122,415,490
Affiliated Investment Securities at Fair Value**	378,039,823	-
Cash	-	1,000
Receivable for Fund Shares Sold	1,897,001	169,572
Dividends Receivable	953,396	38,617
Total Assets	1,190,718,446	122,624,679
Liabilities:
Payable for Fund Shares Redeemed	857,469	67,336
Management Fees Payable	899,093	119,095
Service Fees Payable	197,749	25,868
Total Liabilities	1,954,311	212,299
Net Assets	$1,188,764,135	$122,412,380
Net Assets Consist of:
Paid In Capital	$1,056,034,618	$122,167,022
Total Distributable Earnings	132,729,517	245,358
Net Assets	$1,188,764,135	$122,412,380

Net Asset Value, Offering Price and Redemption Price per Share	$ 14.35	$ 10.14

* Unaffiliated Investments at Identified Cost	$ 811,719,587	$122,641,308

** Affiliated Investments at Identified Cost	$ 381,568,661	$ -

Shares Outstanding (Unlimited number of shares	82,834,649	12,072,769
authorized without par value)

Statements of Operations
For the fiscal year ended June 30, 2024

Investment Income:
Dividends from Unaffiliated Investments	$ 24,248,745	$ 5,320,040
Dividends from Affiliated Investments	1,320,378	-
Total Investment Income	25,569,123	5,320,040
Expenses:
Management Fees	8,600,353	1,349,873
Service Fees	1,723,892	297,386
Interest Expense	-	4,729
Net Expenses	10,324,245	1,651,988

Net Investment Income	15,244,878	3,668,052

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	62,343,912	1,150,679
Net Realized Gain on Affiliated Investments	66,528,406	-
Net Change in Net Unrealized Depreciation on Unaffiliated Investments	(6,684,588)	(184,595)
Net Change in Net Unrealized Depreciation on Affiliated Investments	(12,850,251)	-
Net Realized and Unrealized Gain on Investments	109,337,479	966,084

Net Increase in Net Assets from Operations	$ 124,582,357	$ 4,634,136

The accompanying notes are an integral part of these financial statements.

Conquer Risk Funds

Statements of Assets and Liabilities	Tactical	Tactical
June 30, 2024	Opportunities	Rotation
	Fund	Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$114,818,799	$131,714,299
Affiliated Investment Securities at Fair Value**	-	18,086,121
Receivable for Fund Shares Sold	164,908	176,220
Dividends Receivable	252,023	129,681
Total Assets	115,235,730	150,106,321
Liabilities:
Payable for Fund Shares Redeemed	69,187	403,525
Management Fees Payable	112,703	140,050
Service Fees Payable	24,590	30,059
Total Liabilities	206,480	573,634
Net Assets	$115,029,250	$149,532,687
Net Assets Consist of:
Paid In Capital	$112,658,450	$143,276,567
Total Distributable Earnings	2,370,800	6,256,120
Net Assets	$115,029,250	$149,532,687

Net Asset Value, Offering Price and Redemption Price per Share	$ 10.33	$ 10.83

* Unaffiliated Investments at Identified Cost	$115,019,321	$131,607,437

** Affiliated Investments at Identified Cost	$ -	$ 17,829,420

Shares Outstanding (Unlimited number of shares	11,134,854	13,811,647
authorized without par value)

Statements of Operations
For the fiscal year ended June 30, 2024

Investment Income:
Dividends from Unaffiliated Investments	$ 3,182,804	$ 4,149,073
Dividends from Affiliated Investments	-	-
Total Investment Income	3,182,804	4,149,073
Expenses:
Management Fees	1,286,386	1,459,321
Service Fees	280,289	317,107
Net Expenses	1,566,675	1,776,428

Net Investment Income	1,616,129	2,372,645

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	5,345,650	4,192,685
Net Realized Gain on Affiliated Investments	-	1,523,060
Net Change in Net Unrealized Depreciation on Unaffiliated Investments	(6,571,588)	(1,445,310)
Net Change in Net Unrealized Depreciation on Affiliated Investments	-	256,701
Net Realized and Unrealized Gain (Loss) on Investments	(1,225,938)	4,527,136

Net Increase in Net Assets from Operations	$ 390,191	$ 6,899,781

The accompanying notes are an integral part of these financial statements.

Conquer Risk Funds

Statements of Changes in Net Assets	Defensive Bull Fund		Managed Volatility Fund

	7/1/2023	7/1/2022	7/1/2023	7/1/2022
	to	to	to	to
	6/30/2024	6/30/2023	6/30/2024	6/30/2023
From Operations:
Net Investment Income	$ 15,244,878	$ 8,488,029	$ 3,668,052	$ 1,549,507
Capital Gain Distributions from Investment Companies	-	-	-	145,856
Net Realized Gain on Investments	128,872,318	107,901,578	1,150,679	1,553,959
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(19,534,839)	14,114,640	(184,595)	(552,193)
Net Increase in Net Assets from Operations	124,582,357	130,504,247	4,634,136	2,697,129

From Distributions to Shareholders:	(72,611,422)	(549,021)	(3,180,393)	(399,696)

From Capital Share Transactions:
Proceeds From Sale of Shares	679,197,005	375,953,521	129,972,969	94,101,178
Shares Issued on Reinvestment of Dividends	72,005,160	547,864	3,059,460	355,004
Cost of Shares Redeemed	(266,520,074)	(89,621,709)	(86,782,979)	(64,739,257)
Net Increase from Shareholder Activity	484,682,091	286,879,676	46,249,450	29,716,925

Net Increase in Net Assets	536,653,026	416,834,902	47,703,193	32,014,358

Net Assets at Beginning of Year	652,111,109	235,276,207	74,709,187	42,694,829

Net Assets at End of Year	$1,188,764,135	$652,111,109	$122,412,380	$ 74,709,187

Share Transactions:
Issued	52,576,468	29,582,999	12,931,831	9,276,891
Reinvested	6,107,571	47,932	301,793	34,234
Redeemed	(21,012,524)	(7,356,254)	(8,554,779)	(6,421,938)
Net Increase in Shares	37,671,515	22,274,677	4,678,845	2,889,187
Shares Outstanding Beginning of Year	45,163,134	22,888,457	7,393,924	4,504,737
Shares Outstanding End of Year	82,834,649	45,163,134	12,072,769	7,393,924

The accompanying notes are an integral part of these financial statements.

Conquer Risk Funds

Statements of Changes in Net Assets	Tactical Opportunities Fund		Tactical Rotation Fund

	7/1/2023	7/1/2022	7/1/2023	7/1/2022
	to	to	to	to
	6/30/2024	6/30/2023	6/30/2024	6/30/2023
From Operations:
Net Investment Income	$ 1,616,129	$ 366,883	$ 2,372,645	$ 662,059
Net Realized Gain on Investments	5,345,650	6,524,087	5,715,745	3,651,655
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(6,571,588)	6,934,497	(1,188,609)	1,842,924
Net Increase in Net Assets from Operations	390,191	13,825,467	6,899,781	6,156,638

From Distributions to Shareholders:	(615,611)	-	(1,154,589)	(81,288)

From Capital Share Transactions:
Proceeds From Sale of Shares	89,972,481	67,252,220	89,919,367	77,204,565
Shares Issued on Reinvestment of Dividends	591,684	-	1,123,358	81,026
Cost of Shares Redeemed	(78,812,814)	(13,838,576)	(38,309,942)	(57,254,306)
Net Increase from Shareholder Activity	11,751,351	53,413,644	52,732,783	20,031,285

Net Increase in Net Assets	11,525,931	67,239,111	58,477,975	26,106,635

Net Assets at Beginning of Year	103,503,319	36,264,208	91,054,712	64,948,077

Net Assets at End of Year	$115,029,250	$103,503,319	$149,532,687	$ 91,054,712

Share Transactions:
Issued	9,132,658	7,115,933	8,766,266	7,558,636
Reinvested	60,673	-	111,047	7,889
Redeemed	(8,142,349)	(1,503,608)	(3,726,234)	(5,589,158)
Net Increase in Shares	1,050,982	5,612,325	5,151,079	1,977,367
Shares Outstanding Beginning of Year	10,083,872	4,471,547	8,660,568	6,683,201
Shares Outstanding End of Year	11,134,854	10,083,872	13,811,647	8,660,568

The accompanying notes are an integral part of these financial statements.

Conquer Risk Defensive Bull Fund

Financial Highlights

Selected data for a share outstanding throughout each year:	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to	to	to		to
	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 14.44	$ 10.28	$ 14.66		$ 10.00
Net Investment Income (Loss) (a) (e)	0.22	0.29	(0.08)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.92	3.89	(1.16)		4.91
Total from Investment Operations	1.14	4.18	(1.24)		4.86

Distributions (From Net Investment Income)	(0.21)	-	-		-
Distributions (From Capital Gains)	(1.02)	(0.02)	(3.14)		(0.20)
Total Distributions	(1.23)	(0.02)	(3.14)		(0.20)

Net Asset Value - End of Year	$ 14.35	$ 14.44	$ 10.28		$ 14.66
Total Return (c)	9.75%	40.72%	(12.38)%		49.04%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$1,188,764	$652,111	$235,276		$233,859

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.14%	1.17%	1.29%		1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.68%	2.37%	(0.64)%		(0.41)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.14%	1.17%	1.24%	(f)	1.53%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.68%	2.37%	(0.59)%		(0.39)%

Portfolio Turnover Rate	2,445.82%	1,628.24%	1,558.57%		1,657.50%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
The accompanying notes are an integral part of these financial statements.

Conquer Risk Managed Volatility Fund

Financial Highlights

Selected data for a share outstanding throughout each year:	7/1/2023		7/1/2022		7/1/2021		7/1/2020*
	to		to		to		to
	6/30/2024		6/30/2023		6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 10.10		$ 9.48		$ 10.44		$ 10.00
Net Investment Income (a) (e)	0.33		0.32		0.06		0.15
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.01)		0.36		(0.79)		0.39
Total from Investment Operations	0.32		0.68		(0.73)		0.54

Distributions (From Net Investment Income)	(0.28)		(0.06)		(0.10)		(0.10)
Distributions (From Capital Gains)	-		-		(0.13)		-
Total Distributions	(0.28)		(0.06)		(0.23)		(0.10)

Net Asset Value - End of Year	$ 10.14		$ 10.10		$ 9.48		$ 10.44
Total Return (c)	3.21%		7.16%		(7.15)%		5.39%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 122,412		$ 74,709		$ 42,695		$ 30,992

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.49%	(h)	1.65%	(g)	1.66%		1.88%
Ratio of Net Investment Income to Average Net Assets (d) (e)	3.30%		3.11%		0.52%		1.43%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.49%	(h)	1.64%	(g)	1.62%	(f)	1.87%	(f)
Ratio of Net Investment Income to Average Net Assets (d) (e)	3.30%		3.12%		0.56%		1.44%
		***
Portfolio Turnover Rate	685.94%		761.70%		620.91%		519.72%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.60% and 1.59%, respectively.
(h) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.49% and 1.49%, respectively.
The accompanying notes are an integral part of these financial statements.

Conquer Risk Tactical Opportunities Fund

Financial Highlights

Selected data for a share outstanding throughout each year:	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to	to	to		to
	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 10.26	$ 8.11	$ 12.12		$ 10.00
Net Investment Income (Loss) (a) (e)	0.15	0.06	(0.10)		(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(0.01)	2.09	(2.41)		2.58
Total from Investment Operations	0.14	2.15	(2.51)		2.47

Distributions (From Net Investment Income)	(0.07)	-	-		-
Distributions (From Capital Gains)	-	-	(1.50)		(0.35)
Total Distributions	(0.07)	-	(1.50)		(0.35)

Net Asset Value - End of Year	$ 10.33	$ 10.26	$ 8.11		$ 12.12
Total Return (c)	1.35%	26.51%	(23.00)%		24.81%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 115,029	$103,503	$ 36,264		$ 43,525

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.50%	1.59%	1.68%		1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.54%	0.68%	(1.05)%		(0.98)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.50%	1.59%	1.63%	(f)	1.80%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.54%	0.68%	(1.00)%		(0.97)%

Portfolio Turnover Rate	2,568.77%	1,208.66%	1,483.56%		1,291.12%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) Voluntary expense waivers reduced the gross expense ratio by 0.01% and 0.05%, respectfully, during the fiscal years ended June 30, 2021 and June 30, 2022, respectfully. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
The accompanying notes are an integral part of these financial statements.

Conquer Risk Tactical Rotation Fund

Financial Highlights

Selected data for a share outstanding throughout each year:	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to	to	to		to
	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Year	$ 10.51	$ 9.72	$ 12.43		$ 10.00
Net Investment Income (Loss) (a) (e)	0.20	0.09	(0.08)		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.23	0.71	(0.63)		2.77
Total from Investment Operations	0.43	0.80	(0.71)		2.75

Distributions (From Net Investment Income)	(0.11)	-	-		(0.02)
Distributions (From Capital Gains)	-	(0.01)	(2.00)		(0.30)
Total Distributions	(0.11)	(0.01)	(2.00)		(0.32)

Net Asset Value - End of Year	$ 10.83	$ 10.51	$ 9.72		$ 12.43
Total Return (c)	4.12%	8.27%	(6.74)%		27.85%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$ 149,533	$ 91,055	$ 64,948		$ 55,497

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.47%	1.55%	1.62%		1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.96%	0.92%	(0.79)%		(0.18)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.47%	1.55%	1.58%	(f)	1.79%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	1.96%	0.92%	(0.75)%		(0.17)%

Portfolio Turnover Rate	1,644.06%	1,420.24%	1,544.72%		1,028.67%

* Commencement of Operations.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher. See Note 4 for additional information on the application of waivers during the period.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
CONQUER RISK FUNDS
June 30, 2024

1.) ORGANIZATION
The Conquer Risk Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust is an open-end management investment company that was organized in Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Conquer Risk Defensive Bull Fund (“Defensive Bull Fund”), Conquer Risk Managed Volatility Fund (“Managed Volatility Fund”), Conquer Risk Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Conquer Risk Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020 and commenced operations on July 1, 2020. As of June 30, 2024, there were twelve series authorized by the Trust. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”). Significant accounting policies of the Funds are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION
Each Fund’s net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the fiscal year ended June 30, 2024, the Funds did not incur any interest or penalties.

FUND OF FUND STRUCTURE
Each Fund invests in portfolios of exchange traded funds (ETFs) and open-end mutual funds (the "Underlying Funds"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the Underlying Funds, see Note 3.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Additionally, the Funds may hold investments which are structured as master limited partnerships (“MLPs”) for tax purposes. It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to each Fund's major categories of assets measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by  the Valuation Designee, subject to review of the Board of Trustees, and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

Mutual funds. Mutual funds are valued at the NAV as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. In the event a mutual fund does not report its net asset value, the Fund will value such an asset using its fair value procedures which incorporate, among other information, price changes from reference indexes or reference funds to assist in the valuation of a non-reporting mutual fund.

In accordance with the Trust’s fair value pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2024:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,178,201,718	$ -	$ -	$1,178,201,718
Money Market Funds	9,666,331	-	-	9,666,331
Total	$1,187,868,049	$ -	$ -	$1,187,868,049

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 121,320,598	$ -	$ -	$ 121,320,598
Money Market Funds	1,094,892	-	-	1,094,892
Total	$ 122,415,490	$ -	$ -	$ 122,415,490

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 112,707,359	$ -	$ -	$ 112,707,359
Money Market Funds	2,111,440	-	-	2,111,440
Total	$ 114,818,799	$ -	$ -	$ 114,818,799

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 146,772,261	$ -	$ -	$ 146,772,261
Money Market Funds	3,028,159	-	-	3,028,159
Total	$ 149,800,420	$ -	$ -	$ 149,800,420

The Funds did not hold any level 3 assets during the fiscal year ended June 30, 2024.

The Funds did not invest in derivative instruments during the fiscal year ended June 30, 2024.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the fiscal year ended June 30, 2024, the Advisor earned management fees in the amounts of $8,600,353, $1,349,873, $1,286,386 and $1,459,321 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At June 30, 2024, $899,093, $119,095, $112,703 and $140,050 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund’s average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million for services provided under the agreement and is also obligated to pay the operating expenses of a Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. From November 1, 2021 through October 2, 2023, under the Services Agreement the Advisor received a service fee of 0.50% of each Fund's average daily net assets up to $25 million, 0.20% of each Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Prior to November 1, 2021, under the Services Agreement the Advisor received a service fee of 0.65% of each Fund's average daily net assets up to $25 million, 0.35% of each Fund's average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund's business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the fiscal year ended June 30, 2024, the Advisor earned services fees of $1,723,892, $297,386, $280,289 and $317,107 from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At June 30, 2024, $197,749, $25,868, $24,590 and $30,059 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

5.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Funds were each paid $6,000, for a total of $24,000, in Trustees fees for the fiscal year ended June 30, 2024. Under the Services Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the fiscal year ended June 30, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

Defensive		Managed	Tactical	Tactical
Bull Fund		Volatility Fund	Opportunities Fund	Rotation Fund
Purchases	$ 14,939,491,361	$ 611,339,595	$ 1,631,407,608	$1,502,222,751
Sales	$ 14,495,819,678	$ 560,689,837	$ 1,616,325,756	$1,447,385,294

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act, as amended. As of June 30, 2024, National Financial Services, LLC (“NFS”), located in New York, New York, and Charles Schwab & Co., Inc. located in San Francisco, California, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of NFS or TD Ameritrade, owned or controlled 25% or more of the voting securities of each Fund.

	Charles Schwab	NFS
Defensive Bull Fund	47.32%	– **
Managed Volatility Fund	39.94%	– **
Tactical Opportunities Fund	39.69%	27.52%
Tactical Rotation Fund	45.61%	26.34%

** Balance under 25% as of June 30, 2024.

8.) TAX MATTERS
For federal income tax purposes, at June 30, 2024 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive	Managed	Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund	Rotation Fund
Cost of Investments	$1,193,288,248	$ 123,241,559	$ 117,316,876	$ 150,491,117

Gross Unrealized Appreciation	$ -	$ 45,202	$ 139,041	$ 833,626
Gross Unrealized Depreciation	(5,420,199)	(871,271)	(2,637,118)	(1,524,323)
Net Unrealized Appreciation
(Depreciation) on Investments	$ (5,420,199)	$ (826,069)	$ (2,498,077)	$ (690,697)

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	Fiscal Year Ended		Fiscal Year Ended
	June 30, 2024		June 30, 2023
Defensive Bull Fund
Ordinary Income	$ 72,611,422		$ 549,021
Long-term Capital Gain	-		-
	$ 72,611,422		$ 549,021

Managed Volatility Fund
Ordinary Income	$ 2,611,519		$ 328,375
Tax-Exempt Income	568,874		71,321
Long-term Capital Gain	-		-
	$ 3,180,393		$ 399,696

Tactical Opportunities Fund
Ordinary Income	$ 615,611		$ -
Long-term Capital Gain	-		-
	$ 615,611		$ -

Tactical Rotation Fund
Ordinary Income	$ 1,154,589		$ 81,288
Long-term Capital Gain	-		-
	$ 1,154,589		$ 81,288

As of June 30, 2024, the components of distributable earnings on a tax basis were as follows:

		Defensive Bull Fund		Managed Volatility Fund
Undistributed Ordinary Income		$ 138,149,716		$ 1,299,975
Undistributed Tax-Exempt Income		-		248,590
Accumulated Capital and Other Losses		-		(477,138)
Unrealized Depreciation - Net		(5,420,199)		(826,069)
		$ 132,729,517		$ 245,358

		Tactical Opportunities Fund		Tactical Rotation Fund
Undistributed Ordinary Income		$ 4,868,877		$ 6,946,817
Unrealized Depreciation - Net		(2,498,077)		(690,697)
		$ 2,370,800		$ 6,256,120

As of June 30, 2024, the primary differences between book and tax basis unrealized appreciation (depreciation) were attributable to the tax deferral of wash sales.

As of June 30, 2024, accumulated capital and other losses include the following:

Managed Volatility Fund
Short Term Capital Loss Carryforward	$477,138

Under current tax law, post-October capital losses incurred after October 31 of a fund’s fiscal year end may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Capital loss carryforwards have no expiration. During the fiscal year ended June 30, 2024, Managed Volatility, Tactical Opportunities, and Tactical Rotation utilized available capital loss carryforwards of $1,385,467, $3,881,178, and $1,464,261, respectively.

9.) LEVERAGED ETF RISKS
The Funds may invest in leveraged Exchange Traded Funds (“ETFs”). The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

10.) AFFILIATED ISSUER TRANSCTIONS
When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund. During the fiscal year ended June 30, 2024, Defensive Bull Fund had the following transactions with affiliated companies:

		Direxion Daily S&P
		500 3X Bull Shares
Security Name		ETF
Value as of June 30, 2023		$ 215,078,294
Purchases		4,054,311,062
Sales		(3,945,027,688)
Change in Unrealized Gain		(12,850,251)
Realized Gain		66,528,406
Value as of June 30, 2024		$ 378,039,823
Shares Balance as of June 30, 2024		2,588,073
Dividends		$ 1,320,378
Capital Gain Distributions		$ -

Also, during the fiscal year ended June 30, 2024, Tactical Rotation Fund had the following transactions with affiliated companies:

		Direxion Daily Mid
		Cap Bull 3X
Security Name		Shares ETF
Value as of June 30, 2023		$ -
Purchases		69,635,899
Sales		(53,329,539)
Change in Unrealized Gain		256,701
Realized Gain		1,523,060
Value as of June 30, 2024		$ 18,086,121
Shares Balance as of June 30, 2024		377,502
Dividends		$ -
Capital Gain Distributions		$ -

There were no affiliated investment transactions in Managed Volatility Fund and Tactical Opportunities Fund during the fiscal year ended June 30, 2024.

11.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Conquer Risk Funds and
Board of Trustees of PFS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conquer Risk Defensive Bull Fund, Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Tactical Rotation Fund (the “Funds”), each a series of PFS Funds, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 27, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

On June 21, 2024, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Management Agreement (the “Management Agreement”) between Potomac Fund Management, Inc. (“Potomac”) and the Trust with respect to the Conquer Risk Funds. In approving the continuation of the Management Agreement, the Board considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by Potomac to the Conquer Risk Funds; (ii) the investment performance of the Conquer Risk Funds; (iii) the cost of the services to be provided and the profits to be realized by Potomac from the relationship with the Conquer Risk Funds; (iv) the extent to which economies of scale will be realized as the Conquer Risk Funds grow and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) Potomac’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at its regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board also considered the presentation made by a representative of Potomac at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Management Agreement, as well as information relevant to their consideration of the Management Agreement including: (i) information regarding the services and support provided to the Conquer Risk Funds and their shareholders by Potomac; (ii) assessments of the investment performance of the Conquer Risk Funds by the portfolio manager from Potomac; (iii) commentary on the reasons for the performance; (iv) presentations addressing Potomac’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Conquer Risk Funds and Potomac; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Potomac; and (vii) a memorandum from legal counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Management Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Potomac, including financial information, a description of personnel and the services provided to the Conquer Risk Funds, information on investment advice, performance, summaries of the Conquer Risk Funds’ expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Conquer Risk Funds; (iii) the anticipated effect of size on the Conquer Risk Funds’ performance and expenses; and (iv) benefits to be realized by Potomac from its relationship with the Conquer Risk Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement and each Trustee may have afforded a different weight to the various factors.

1. The nature, extent, and quality of the services provided by Potomac.

In this regard, the Board considered the responsibilities of Potomac under the Management Agreement. The Board reviewed the services provided by Potomac to the Conquer Risk Funds including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Conquer Risk Funds’ investment objectives and limitations; Potomac’s coordination of services for the Conquer Risk Funds among the service providers; and the efforts of Potomac to promote the Conquer Risk Funds and grow assets. The Board considered: Potomac’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from Potomac, the Board concluded that the quality, extent, and nature of the services provided by Potomac was satisfactory and adequate for the Conquer Risk Funds.

2. The investment performance of the Conquer Risk Funds and Potomac.

In considering the investment performance of the Conquer Risk Funds and Potomac, the Trustees compared the performance of the Conquer Risk Funds with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. As to the performance of the Conquer Risk Funds, the Trustees compared each Conquer Risk Fund’s performance to its Morningstar category, (each, a “Category”) and to a group of funds of similar size, style and objective, derived from the Category (the “Peer Group”). The performance data from the Category and the Peer Group covered periods ended March 31, 2024. The Trustees noted that with respect to the Conquer Risk Defensive Bull Fund, for the 1-year period ended March 31, 2024, the Fund had underperformed the average of its Category (US Fund Tactical Allocation Funds), Peer Group, S&P Target Risk Aggressive Index and the S&P 500 Index. For the 3-year period ended March 31, 2024, the Fund had outperformed the average of its Category, Peer Group, S&P Target Risk Aggressive Index, and had underperformed compared to the S&P 500 Index. The Trustees noted that with respect to the Conquer Risk Managed Volatility Fund, for the 1-year period ended March 31, 2024, the Fund had underperformed the average of its Category (US Fund Multisector Bond Funds), Peer Group, S&P Target Risk Conservative Index and had outperformed compared to the Bloomberg Global-Aggregate Total Return Index. For the 3-year period ended March 31, 2024, the Fund had outperformed the average of its Category, Peer Group, S&P Target Risk Conservative Index and Bloomberg Global-Aggregate Total Return Index. The Trustees noted that with respect to the Conquer Risk Tactical Opportunities Fund, for the 1-year and 3-year periods ended March 31, 2024, the Fund had underperformed the average of its Category (US Fund Tactical Allocation Funds), Peer Group, S&P Target Risk Growth Index and S&P 500 Index. The Trustees noted that with respect to the Conquer Risk Tactical Rotation Fund, for the 1-year and 3-year periods ended March 31, 2024, the Fund had underperformed the average of its Category (US Fund Tactical Allocation Funds), Peer Group, S&P Target Risk Moderate Index and S&P 500 Index. The Trustees reflected on the management style utilized for each of the Conquer Risk Funds and noted the positive performance of each of the Conquer Risk Funds in a difficult market environment. After reviewing and discussing the investment performance of each of the Conquer Risk Funds further, Potomac’s experience managing the Conquer Risk Funds, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Conquer Risk Funds and Potomac was satisfactory.

3. The costs of the services to be provided and the profits to be realized by Potomac from the relationship with the Conquer Risk Funds.

In considering the costs of the services to be provided and profits to be realized by Potomac from the relationship with the Conquer Risk Funds, the Trustees considered: (1) Potomac’s financial condition and the level of commitment to the Conquer Risk Funds and Potomac by the principals of Potomac; (2) the asset level of the Conquer Risk Funds; (3) the overall expenses of the Conquer Risk Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Potomac regarding its profits associated with managing the Conquer Risk Funds. The Trustees also considered potential benefits for Potomac in managing the Conquer Risk Funds, noting it was created to provide an efficient structure for clients of Potomac to access the investment strategy. The Trustees then compared the fees and expenses of the Conquer Risk Funds (including the management fee) to other comparable mutual funds. The Trustees reviewed the fees under the Management Agreement and compared them to the average management fee of the Category and Peer Group, noting that each of the Conquer Risk Funds’ management fee was higher than the average management fee for its Category and Peer Group, respectively. The Trustees also reviewed the net expense ratios of each Conquer Risk Fund and compared them to the average net expense ratio of the Category and Peer Group, noting that each of the Conquer Risk Funds’ net expense ratio was higher than the average net expense ratio of its Category and Peer Group, with the exception of the Conquer Risk Defensive Bull Fund’s net expense ratio, which was lower than the average net expense ratio of its Category and Peer Group. The Board also noted that each of the Conquer Risk Funds’ management fees and expense ratios were within the range of funds in its Category and Peer Group. The Board noted that Potomac doesn’t offer similar strategies as employed by the Conquer Risk Funds to non-mutual fund clients. The Trustees also considered that under the contractual arrangements with Potomac, it was required to pay most of the Conquer Risk Funds’ operating expenses out of its assets. The Trustees also considered a profitability analysis of Potomac’s relationship with the Fund. Based on the foregoing, the Board concluded that the fee arrangements to Potomac and the profitability of Potomac, considering all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Potomac.

4. The extent to which economies of scale would be realized as the Conquer Risk Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Conquer Risk Funds’ investors.

In this regard, the Board considered the Conquer Risk Funds’ fee arrangements with Potomac. The Board discussed the breakpoints included in the Management Agreement and the Services Agreement and the impact on shareholders. It was further noted that under the Services Agreement, Potomac is obligated to pay certain of the Conquer Risk Funds’ operating expenses which had the effect of limiting the overall fees paid by each Fund. Following further discussion of the Conquer Risk Funds’ projected asset levels, expectations for growth, and levels of fees, the Board determined that each of the Conquer Risk Fund’s fee arrangement with Potomac was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Potomac.

5. Possible conflicts of interest and benefits to Potomac.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Conquer Risk Funds; the basis of decisions to buy or sell securities for the Conquer Risk Funds; the method for bunching of portfolio securities transactions; and the substance and administration of Potomac’s Code of Ethics and other relevant policies described in Potomac’s Form ADV and compliance manual. Following further consideration and discussion, the Board indicated that Potomac’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory. The Trustees noted Potomac’s utilization of soft dollars and the benefits that could be derived by the Funds.

After further discussion and careful review by the Board, the Board determined that the compensation payable under the Management Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Management Agreement for another one-year term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 8/29/2024

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 8/29/2024